Summary of Significant Accounting Policies (Details) - Schedule of Changes in Advance from Clients - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in Advance From Clients [Abstract]
Advance from clients, beginning of the period	$ 187,630	$ 587,396	$ 205,881
Revenue deferred during the period	503,230	84,945	484,364
Recognition of revenue deferred in prior periods	(58,810)	(316,154)	(102,849)
Refund to clients		(131,590)
Foreign currency translation adjustment	(5,199)	(36,967)
Advance from clients, end of the period	$ 626,851	$ 187,630	$ 587,396